SUMMARY PROSPECTUS	OCTOBER 28, 2010

Quaker Event Arbitrage Fund

Tickers: Class A QEAAX, Class C QEACX, Class I QEAIX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated October 28, 2010, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus and other information about the Fund online at www.quakerfunds.com/prospectuses. You can also get this information at no cost by calling 800-220-8888 or by sending an e-mail request to fundinfo@quakerfunds.com.

INVESTMENT OBJECTIVES

The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 42 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly						Institutional
from your investment)		Class A		Class C		Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)		5.50%		NONE		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.30%		1.30%		1.30%

Distribution (12b-1) Fees		0.25%		1.00%		NONE

Other Expenses	0.57%		0.57%		0.57%

Dividends on Short Positions	0.05%		0.05%		0.05%

Total Other Expenses		0.62%		0.62%		0.62%

Total Annual Fund Operating Expenses		2.17%		2.92%		1.92%

Fee Waiver and/or Expense Reimbursement(1)		–0.18%		–0.18%		–0.18%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.99%		2.74%		1.74%

(1)	The Adviser, pursuant to a contractual fee waiver agreement (the “Fee Waiver Agreement”) has agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). The Fee Waiver Agreement has been approved for the period from October 28, 2010 to October 28, 2011. In accordance with the Fee Waiver Agreement, any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the time at which the Adviser waived fees and/or assumed expenses for the Fund under the Fee Waiver Agreement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This Fee Waiver Agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for the 1 year and the first of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$741	$1,175	$1,635	$2,902

CLASS C	$277	$887	$1,522	$3,053

INSTITUTIONAL CLASS	$177	$586	$1,020	$2,229

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment adviser, Quaker Funds, Inc. (the “Adviser”) invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities

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Quaker Event Arbitrage Fund

during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

•	Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).

•	Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

•	Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.

•	Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options and futures, as well as privately negotiated options.

•	Structured Notes. The Fund may invest in structured notes. A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

•	Proxy Fight Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees, often with the intention of replacing existing management or selling the company. Profits are expected from the eventual success of the new board of trustees in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

•	Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Merger Arbitrage Risk. Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.

•	Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment- grade securities involve greater risks of default or downgrade and are more volatile than investment- grade securities. Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities.

•	Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

•	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

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•	Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may adversely affect the principal repayments and/or payments. The use of multipliers or deflators may increase such risks.

•	Proxy Fight Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

•	Management Risk. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009(1)

Highest Performing Quarter:	14.27	% in 4th quarter of 2004
Lowest Performing Quarter:	–11.93	% in 4th quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2010 was 8.31%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

Average Annual Total Returns as of December 31, 2009(1)

	1 Year	5 Years	Lifetime

Class A Return Before Taxes (Inception Date: November 21, 2003)	27.84%	3.48%	7.58%

Class A Return After Taxes on Distributions	27.84%	2.44%	5.91%

Class A Return After Taxes on Distributions and Sale of Fund Shares	18.10%	2.53%	5.71%

Class C Return Before Taxes (Inception Date: June 7, 2010)	N/A	N/A	N/A

Institutional Class Return Before Taxes (Inception Date: June 7, 2010)	N/A	N/A	N/A

S&P 500 Total Return Index	26.46%	0.42%	3.28%

(1)	Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the “Pennsylvania Avenue Fund”) a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by the Fund’s Portfolio Manager, Thomas Kirchner.

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

PORTFOLIO MANAGER

Thomas F. Kirchner, CFA, and Portfolio Manager of the Adviser, has been responsible for the day-to-day management of the Fund since its inception in 2003.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

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The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

A current Statutory Prospectus and Statement of Additional Information, both dated October 28, 2010, have been filed with the SEC and are incorporated by reference into this Summary Prospectus. The Statutory Prospectus, Statement of Additional Information and annual and semi-annual reports are also available, free of charge, on the Trust’s website at www.quakerfunds.com.

QKSUARB 102010

Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701

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